Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of other benefits of members of the board of directors (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Board directors
Other benefits
Advances	€ 0	€ 0
Loans granted	99	144
Pension funds and plans: Endowments and/or contributions	1,197	1,055
Pension funds and plans: Accumulated rights	73,481	66,792
Life insurance premiums	720	563
Guarantees provided for directors	0	0
Former board directors
Other benefits
Pension funds and plans: Accumulated rights	€ 44,456	€ 46,275